Provisions, Contingent Liabilities, Commitments, Guarantees, Pledged Assets, and Collateral (Details Narrative) $ in Millions, $ in Billions	12 Months Ended
	Oct. 31, 2021 CAD ($) ClassAction	Oct. 31, 2021 USD ($) ClassAction	Oct. 31, 2020 CAD ($)
Disclosure Of Provisions Contingent Liabilities Commitments Guarantees Pledged Assets And Collateral [Line Items]
Commitment to fund private equity investments	$ 326		$ 290
Credit Card Fees [Member]
Disclosure Of Provisions Contingent Liabilities Commitments Guarantees Pledged Assets And Collateral [Line Items]
Number of proposed class actions | ClassAction	7	7
Number of remaining class actions | ClassAction	5	5
Within 1 year [member] | Premises and equipment under long-term non-cancellable leases [member]
Disclosure Of Provisions Contingent Liabilities Commitments Guarantees Pledged Assets And Collateral [Line Items]
Future minimum operating lease commitments where annual rental is in excess of $100 thousand	$ 35
Over 1 year to 2 years [member] | Premises and equipment under long-term non-cancellable leases [member]
Disclosure Of Provisions Contingent Liabilities Commitments Guarantees Pledged Assets And Collateral [Line Items]
Future minimum operating lease commitments where annual rental is in excess of $100 thousand	45
Over 2 years to 3 years [member] | Premises and equipment under long-term non-cancellable leases [member]
Disclosure Of Provisions Contingent Liabilities Commitments Guarantees Pledged Assets And Collateral [Line Items]
Future minimum operating lease commitments where annual rental is in excess of $100 thousand	110
Over 3 years to 4 years [member] | Premises and equipment under long-term non-cancellable leases [member]
Disclosure Of Provisions Contingent Liabilities Commitments Guarantees Pledged Assets And Collateral [Line Items]
Future minimum operating lease commitments where annual rental is in excess of $100 thousand	233
Over 4 years to 5 years [member] | Premises and equipment under long-term non-cancellable leases [member]
Disclosure Of Provisions Contingent Liabilities Commitments Guarantees Pledged Assets And Collateral [Line Items]
Future minimum operating lease commitments where annual rental is in excess of $100 thousand	345
Over 5 years [member] | Premises and equipment under long-term non-cancellable leases [member]
Disclosure Of Provisions Contingent Liabilities Commitments Guarantees Pledged Assets And Collateral [Line Items]
Future minimum operating lease commitments where annual rental is in excess of $100 thousand	6,115
Litigation and other provision [member] | Collective national settlement [Member]
Disclosure Of Provisions Contingent Liabilities Commitments Guarantees Pledged Assets And Collateral [Line Items]
Payments for legal settlements	$ 120
Litigation and other provision [member] | StanfordLitigation [member]
Disclosure Of Provisions Contingent Liabilities Commitments Guarantees Pledged Assets And Collateral [Line Items]
Amount on Ponzi scheme		$ 7.2
Number of other Plaintiffs	4	4
Litigation and other provision [member] | TD Ameritrade Stockholder Litigation [Member]
Disclosure Of Provisions Contingent Liabilities Commitments Guarantees Pledged Assets And Collateral [Line Items]
Percentage of Stockholders approval for merger	66.67%	66.67%
Bottom of range [member] | Premises and equipment under long-term non-cancellable leases [member]
Disclosure Of Provisions Contingent Liabilities Commitments Guarantees Pledged Assets And Collateral [Line Items]
Operating lease commitments annual payment	$ 746		754
Paid for short-term and low-value asset leases	14		19
Bottom of range [member] | Litigation and other provision [member]
Disclosure Of Provisions Contingent Liabilities Commitments Guarantees Pledged Assets And Collateral [Line Items]
Bank's reasonable possible losses	0		0
Top of range [member] | Litigation and other provision [member]
Disclosure Of Provisions Contingent Liabilities Commitments Guarantees Pledged Assets And Collateral [Line Items]
Bank's reasonable possible losses	$ 1,450		$ 951